SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of consolidation
a.	Basis of consolidation

The consolidated financial statements include the accounts of Perion and its subsidiaries. All Intercompany balances and transactions have been eliminated.

Commencing in 2014, the acquisition of ClientConnect Ltd. (“ClientConnect”) is reflected in the Company's financial statements as a reverse acquisition of all of Perion's outstanding shares and options by ClientConnect, in accordance with Accounting Standards Codification (“ASC”) 805, "Business Combinations". Under ASC 805, ClientConnect is considered as the acquirer and the Company is viewed as the acquiree and therefore, the comparative amounts as included in these financial statements, namely, consolidated balance sheet as of December 31, 2013, and the related consolidated statements of income, comprehensive income, changes in shareholders' equity and cash flows for the years ended December 31, 2012 and 2013, represent ClientConnect's amounts and results for those periods.

Use of estimates
b.	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to accounts receivable, fair values and useful lives of intangible assets, fair values of stock-based awards, income taxes, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company's assets and liabilities.

Financial statements in U.S. dollars
c.	Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar (“USD”). Most of the Company's revenue is generated in USD. In addition, a substantial portion of the Company's costs are incurred in USD. The Company's management believes that the USD is the currency of the primary economic environment in which the Company operates. Thus, the Company's functional currency is the USD. Accordingly, monetary accounts maintained in currencies other than the USD are remeasured into USD, in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses resulting from the remeasurement of the monetary balance sheet items are reflected in the statement of income as financial income or expenses, as appropriate.

Cash and cash equivalents and Short-term deposits
d.	Cash and cash equivalents and short-term deposits

The Company considers all short-term, highly liquid and unrestricted cash balances, with stated maturities of three months or less from date of purchase, as cash equivalents. Short-term deposits are bank deposits with maturities of more than three months, but less than one year. The short-term deposits as of December 31, 2014 are mainly in USD and bear interest at an average annual rate of 0.49%.

Restricted cash
e.	Restricted cash
Restricted cash as of December 31, 2014, is comprised primarily of security deposits that are held to secure the Company's hedging activity and lease obligations.
Property and equipment
f.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Leasehold improvements are depreciated using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Impairment of long-lived assets and intangible assets subject to amortization
g.	Impairment of long-lived assets and intangible assets subject to amortization

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of these assets is measured by comparing the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment and intangible assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

For the year ended December 31, 2014, the Company recorded impairment charges of $19,941 with respect to intangible assets subject to amortization (see Note 5). In addition, in connection with the restructuring plan (see Note 14), the Company recorded an impairment of $632 related to its property equipment.

In 2013, the Company recorded impairment charges of $2,177 with respect to intangible assets, presented in discontinued operations.

Goodwill and other intangible assets
h.	Goodwill and other intangible assets

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

Starting 2014, the Company operates in two operating segments, the search-based monetization for the desktop and mobile advertising. For the year ended December 31, 2014, the search-based monetization operating segment constitutes of 99% of the consolidated revenues, 92% of the consolidated assets and 100% of the consolidated net income. Each of the operating segments consists of one reporting unit.

In accordance with ASC 350 the Company performs an annual impairment test at December 31 each year. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the years ended December 31, 2012, 2013 and 2014, no such impairment losses were recorded.

The majority of the inputs used in the discounted cash flow model to determine the fair value of the reporting units are unobservable and thus are considered to be Level 3 inputs.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. The acquired customer arrangements, technology and logo are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible assets as compared to the straight-line method.

Revenue recognition
i.	Revenue recognition

The Company generates revenues from two major sources:

Search Revenues - the Company obtains the majority of its revenues from service agreements with its search partners. Search revenue is generated primarily from monthly transaction volume-based fees earned by the Company for making its applications available to online publishers and app developers (either based on fixed price models, pay-per-search fee or portion of the revenue generated by the search partners).

Advertising Revenues - the Company generates a portion of its revenues from users' clicks on text-based links to advertisers' websites, or sponsored links. Ads are incorporated into the download and installation process of the app developers software or through browser extension that offer recommendations, deals, coupons and relevant content to users as they browse online.

The Company evaluates whether Search and Advertising Revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the customer payment less amounts the Company pays to suppliers. In making that evaluation, the Company considers indicators such as whether the Company is the primary obligor in the arrangement and assumes risks and rewards as a principal or an agent, including the credit risk, whether the Company has latitude in establishing prices and selects its suppliers. The evaluation of these factors is subject to significant judgment and subjectivity. Generally, when the Company is primarily obligated in a transaction, is subject to risk, separately negotiates each revenue service agreement or publisher agreement and can have several additional indicators, revenue is recorded on a gross basis.

The Company recognizes revenue when all four revenue recognition criteria have been met: persuasive evidence of an arrangement exists, services are rendered, the fee or price charged is fixed or determinable and collectability is reasonably assured. Deferred revenue is recorded when payments are received from customers in advance of the Company's rendering of services.

Cost of revenues
j.	Cost of revenues

Cost of revenues consists primarily of expenses associated with the operation of the Company's data centers, including depreciation, labor, energy, and bandwidth costs, amortization of acquisition-related intangible assets, as well as content acquisition costs. The direct cost relating to search and advertising revenues is immaterial.

Customer acquisition costs
k.	Customer acquisition costs

Customer acquisition costs consist of amounts paid to publishers and app developers who distribute the Company's applications and other products. These amounts are primarily based on fixed fee and revenue share arrangements, and are charged as incurred.

Research and development costs
l.	Research and development costs
Research and development costs are charged to the statement of income as incurred.
Income taxes
m.	Income taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrued interest and penalties related to unrecognized tax benefits in its financial expenses.

Severance pay
n.	Severance pay

Most of the Company's agreements with employees in Israel are in accordance with section 14 of the Severance Pay Law, 1963 (“Section 14”), where the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution based on the full amount of the employee's monthly salary, and release of the policy to the employee, no additional severance payments shall be made by the Company to the employee. Therefore, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

The Company's liability for severance pay to employees not under Section 14, is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salaries of such employees, multiplied by the number of years of their employment, or a portion thereof, as of the balance sheet date. This liability is fully provided for by monthly deposits in insurance policies and by an accrual. The deposited funds include profits and losses accumulated up to the balance sheet date and they may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

Severance expenses from continuing operations for the years ended December 31, 2012, 2013 and 2014 amounted to $678, $1,296 and $3,330, respectively. Severance expenses from discontinued operations for the years ended December 31, 2012 and 2013 amounted to $1,008 and $1,080, respectively. The balances of severance deposits and accrued severance pay are immaterial and included in other assets and other long-term liabilities on the accompanying balance sheet, respectively.

Employee benefit plan
o.	Employee benefit plan

The Company's U.S. operations maintain a retirement plan (the “U.S. Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant's contributions up to 3% of employee deferral and 50% of the next 2% of employee deferral. Contributions to the U.S. Plan are recorded during the year contributed as an expense in the consolidated statement of income.

Total employer 401(k) contributions for the years ended December 31, 2012, 2013 and 2014 were $25, $61 and $116, respectively.

Comprehensive income
p.	Comprehensive income

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income relates to hedging derivative instruments.

Net earnings per share
q.	Net earnings per share

In accordance with ASC 260, "Earnings Per Share", basic net earnings per share ("Basic EPS") is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net earnings per share ("Diluted EPS") reflects the potential dilution that could occur if stock options and other commitments to issue ordinary shares were exercised or equity awards vested, resulting in the issuance of ordinary shares that could share in the net earnings of the Company.

Concentrations of credit risk
r.	Concentrations of credit risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and cash equivalents, bank deposits, restricted cash and accounts receivable.

The majority of the Company's cash and cash equivalents, bank deposits and restricted cash are invested in USD instruments with major banks in the U.S. and Israel. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Company's major customers are financially sound, and the Company believes low credit risk is associated with these customers. To date, the Company has not experienced any material bad debt losses. Allowance for doubtful accounts amounted to $0 and $1,035 as of December 31, 2013 and 2014, respectively.

Stock-based compensation
s.	Stock-based compensation

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

Prior to 2014 and the acquisition of Perion, ClientConnect used the Black-Scholes-Merton option pricing model to determine the fair value of its stock-based awards. Following Perion's acquisition on January 2, 2014, the Company estimates the fair value of its new stock-based awards using the Binomial option-pricing model. The change from the Black-Scholes-Merton to the Binomial option-pricing model is considered a change in accounting estimate and its impact on the estimated fair value of the Company's stock-based awards is minimal.

The following table presents the various assumptions used to estimate the fair value of the Company's stock-based awards granted to employees and directors in the periods presented:

	Year ended December 31
	2012	2013	2014

Risk-free interest rate	0.90%–1.33%	0.93% - 1.91%	0.10% - 1.72%
Expected volatility	50%	50%	44.44% - 51.62%
Expected term (years)	6.25	6.25	-
Early exercise factor	-	-	100% - 256%
Forfeiture rate post vesting	-	-	0% - 15%
Dividend yield	0%	0%	0%

The stock-based awards prior to 2014 were granted under Conduit Ltd. (“Conduit”), the previous owner of the ClientConnect business, which was not a publicly traded company and therefore, the expected volatility of grants in those periods was calculated based on certain peer companies that Conduit considered to be comparable. Starting in 2014, the expected volatility is calculated based on the actual historical stock price movements of the Company's stock.

The expected option term represents the period that the Company's stock options are expected to be outstanding. Prior to 2014, the expected option term for share-option awards which were at the money when granted has been determined by Conduit based on the simplified method in accordance with Staff Accounting Bulletin No. 110, as adequate historical experience was not available to provide a reasonable estimate. For share-option awards which were in the money when granted, Conduit used an expected term which it believed to be appropriate under these circumstances. Such estimate was not materially different than determining the expected term based on a lattice model and then use it as an input to the Black-Scholes-Merton option pricing model.

Starting in 2014, the early exercise factor and the forfeiture rate post-vesting are calculated based on the Company's estimated early exercise and post-vesting forfeiture multiples which are based on comparable companies and on actual historical data.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with a term which is equivalent to the expected term of the stock-based awards. The dividend yield is based on the current decision of the Company's management not to distribute any dividends.

The fair value of restricted stock units (“RSU”) is based on the market value of the underlying shares at the date of grant.

Derivative instruments
t.	Derivative instruments

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires to recognize all derivatives on the balance sheet at fair value. If the derivatives meet the definition of a cash flow hedge and are so designated, depending on the nature of the hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of a derivative's change in fair value, if any, is recognized in earnings, as well as gains and losses from a derivative's change in fair value that are not designated as hedges are recognized in earnings immediately.

In 2014, in order to mitigate the potential adverse impact on cash flows resulting from fluctuations in the exchange rate of the new Israeli shekels (“ILS”), the Company started to hedge portions of its forecasted expenses denominated in ILS with swap and options contracts. In addition, the Company has entered into a cross currency interest rate swap agreement in order to transform cash flow in ILS into USD of interest payments and principal as derived from the Company's convertible debt conditions (see note 8). The Company does not speculate in these hedging instruments in order to profit from foreign currency exchanges, nor does it enter into trades for which there are no underlying exposures.

These contracts were not designated as hedging instruments and therefore gains or losses resulting from the change of their fair value are recognized in "financial income, net". As of December 31, 2014, the Company had derivative assets and liabilities of $1,349 and $1,779 , respectively, representing the fair value of outstanding swap and cylinder contracts. The Company measured the fair value of these contracts in accordance with ASC 820, "Fair Value Measurement and Disclosures", and they were classified as level 2. Net gains from hedging transactions recognized in financial expenses, net, during 2014, was $125 . No such gains or losses were recorded in the years 2012 and 2013.

The notional value of the Company's derivative instruments as of December 31, 2014, amounted to $43,520. Notional values in USD are translated and calculated based on the spot rates for options and swap. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair value of financial instruments
u.	Fair value of financial instruments

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC 820 which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

•	Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.
•	Level 2 - Other inputs that are directly or indirectly observable in the market place.
•	Level 3 - Unobservable inputs which are supported by little or no market activity.

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,349	$-	$1,349

Total financial assets	$-	$1,349	$-	$1,349

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$13,645	$13,645
Derivative liabilities	-	1,779	-	1,779
Long-term convertible debt	35,752	-	-	35,752

Total financial liabilities	$35,752	$1,779	$13,645	$51,176

As of December 31, 2013, there were no balances presented at fair value.

The following table summarizes the changes in the Company's liabilities measured at fair value using significant unobservable inputs (Level 3), during the year ended December 31, 2014:

$

Total fair value as of January 1, 2014	-

Fair value of payment obligation in connection with SweetIM acquisition	7,239
Settlements	(3,018)
Additions due to Grow Mobile acquisition	7,410
Changes in fair value recognized in earnings	1,067
Changes in fair value recognized in earnings with respect to the employees of Grow Mobile	947

Total fair value as of December 31, 2014	13,645

Treasury shares
v.	Treasury shares

In the past, the Company repurchased its ordinary shares on the open market. The Company holds those shares as treasury shares and presents their cost as a reduction of shareholders' equity.

Business combinations
w.	Business combinations

The Company accounted for business combination in accordance with ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of income in the period incurred.

Discontinued operations
x.	Discontinued operations

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation", when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the entity's consolidated operations and the entity will no longer have any significant continuing involvement in the operations of the component.

Accordingly, the statements of income and statements of cash flow related to certain business initiatives at ClientConnect prior to Perion's acquisition are classified as discontinued operations for the years ended December 31, 2012 and 2013.

Impact of recently issued accounting standard not yet adopted
y.	Impact of recently issued accounting standard not yet adopted

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in "Revenue Recognition (Topic 605)", and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements.